Other receivables and other assets - Disclosure of other receivables and other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Prepaid expenses - non current	€ 625	€ 948	€ 2,320
Total other non-current assets	625	948	2,320
Research tax credit ("CIR")	3,196	5,774	4,600
VAT receivables	6,870	9,841	14,439
Prepaid expenses	2,649	3,233	5,746
Employee-related receivables	429	0	0
Credit notes	0	48	60
Total current other receivables and assets	13,144	18,896	24,845
Other receivables and assets	€ 13,769	€ 19,843	€ 27,164